             HARTFORD SELECT LEADERS OUTLOOK (SERIES I, IR, AND II)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-102628

   SUPPLEMENT DATED DECEMBER 7, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

              SUPPLEMENT DATED DECEMBER 7, 2005 TO YOUR PROSPECTUS

This supplement deletes the reference in your prospectus that MFS(R) Capital Opportunities Series Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5334